Acquisition of Topone (Tables)	6 Months Ended
Mar. 31, 2026
Acquisition of Topone [Line Items]
Schedule of Estimated Fair Values of the Identifiable Assets Acquired	The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Alpha Mind based on a valuation performed by an independent valuation firm engaged by the Company.
December 28,
2023
RMB
Net tangible assets (1)	15,436
Goodwill	1,284,218
Total purchase consideration	1,299,654

(1)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on December 28, 2023. The Company did not identify intangible assets from the acquisition, because the Company was a shell company immediately before the acquisition. On December 31, 2024, the fair value of identifiable net assets approximated their carrying amount.

Acquisition of Topone [Member]
Acquisition of Topone [Line Items]
Schedule of Estimated Fair Values of the Identifiable Assets Acquired	The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Topone based on a valuation performed by an independent valuation firm engaged by the Company.
		March 24,
		2025
		RMB
Net tangible assets	(1)	434
Intangible assets	(2)	678
Total assets		1,112
Total purchase consideration		1,107
Bargain gain on purchase		5

(1)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on March 24, 2025.
(2)	The Company identified intangible assets from the acquisition, thus the company recognized the intangible assets for RMB 678. The intangible assets primarily represent the insurance intermediary license held by Topone.

Schedule of Classes of Assets Acquired and Liabilities Assumed
As of March 24, 2025
RMB
ASSETS
Cash, cash equivalents	477
Total Assets	477
Liabilities:
Accrued expenses and other current liabilities	43
Total liabilities	43
Net tangible assets	434